Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Milestone	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Milestone	Dec. 31, 2018 USD ($) Milestone
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impairment loss		$ 0
Upfront fees recognized as revenue		350,000,000				$ 350,000,000
Milestone payment receivable		1,050,000,000
Milestone payment not eligible to receive based on subsequent change in development plan		280,000,000
Non-refundable upfront amount recognized as revenue		350,000,000
Milestone payments		50,000,000				$ 50,000,000
Estimated total transaction price		400,000,000
Number of milestone payments | Milestone						2
Equity-settled share-based compensation expense		34,338,000	$ 20,158,000	$ 4,760,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Equity-settled share-based compensation expense		0
CARTITUDE-1 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | Milestone					2
Milestone achievement, clinical milestone					$ 60,000,000
Cilta-cel
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone achievement, clinical milestone				$ 75,000,000
CARTITUDE-5 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments		50,000,000
Number of additional milestone payments | Milestone			3
Additional milestone payment receivable			$ 65,000,000
Specified manufacturing milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable		125,000,000
Milestone payments		125,000,000
Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments		215,000,000
Specified regulatory milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable		655,000,000
Milestone payments		800,000,000
Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable		210,000,000
Milestone payments		210,000,000
Specified future development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable		$ 60,000,000
Jansen Agreement
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Upfront fees recognized as revenue	$ 350,000,000
Milestone payment receivable	1,350,000,000
Milestone payment not eligible to receive based on subsequent change in development plan	$ 280,000,000
China | Jansen Agreement | Legend Biotech
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit (loss) split	70.00%
China | Jansen Agreement | Jansen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit (loss) split	30.00%